Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	5,367,742
Proposed Maximum Offering Price per Unit	3.28
Maximum Aggregate Offering Price	$ 17,606,193.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,431.42
Offering Note	The Amount Registered represents ordinary shares, par value $0.0001 per share (the “Shares”), of Namib Minerals, a Cayman Islands company (the “Registrant”) issuable pursuant to awards under the Namib Minerals 2025 Equity Incentive Plan (the “Plan”). This Registration Statement covers, in addition to the number of Shares stated above, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), an additional indeterminate number of Shares that may be offered or issued pursuant to the Plan as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions.

The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Shares on The Nasdaq Stock Market LLC on September 30, 2025.